Operating expenses, net (Details) - Minera Yanacocha SRL and subsidiary [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating expenses, net	$ 63,514	$ 71,496	$ 82,846
Exploration and advanced projects [member]
Operating expenses, net	51,694	49,580	64,230
Severance program [member]
Operating expenses, net	9,419	9,659	14,904
Write-off of fixed assets [member]
Operating expenses, net	1,368	14,036	2,411
Cost of fixed assets sold [member]
Operating expenses, net	1,632	160	1,624
Income from fixed asset sales [member]
Operating expenses, net	(2,235)	(471)	(1,116)
Others, net [member]
Operating expenses, net	$ 1,636	$ (1,468)	$ 793